Material accounting policies (Details) ¥ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Aug. 16, 2023 ¥ / shares shares	Feb. 28, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥) segment	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Sep. 15, 2020 USD ($)
Material accounting policies (Details) [Line Items]
Loss for the year (in Yuan Renminbi)			¥ (54,068,000)		¥ (25,073,000)		¥ (39,922,000)
Net current liabilities (in Yuan Renminbi)			¥ (294,041,000)
Gross proceeds (in Yuan Renminbi)		¥ 170,000,000
Minimum period of financial support that will be provided by Binhua Wu			12 months	12 months
Percentage of equity interest held in certain PRC medical institutions after transfer of interests			70	70
Number of operating and reportable segments (in segment) | segment			1	1
Peak Asia Investment Holdings V Limited (ADV) [Member]
Material accounting policies (Details) [Line Items]
Number of shares issued (in Shares) | shares	12,088,808
Conversion price per ordinary share (in Yuan Renminbi per share) | ¥ / shares	¥ 4.203
Computer software [Member]
Material accounting policies (Details) [Line Items]
Amortization period			5 years	5 years
Dr. Zhou Pengwu [Member]
Material accounting policies (Details) [Line Items]
Equity interest subject to contractual agreements			27.00%	27.00%
Yantai Pengai Cosmetic Surgery Hospital Co., Ltd [Member]
Material accounting policies (Details) [Line Items]
Equity interest subject to contractual agreements			26.00%	26.00%
Changsha Pengai Aesthetic Medical Hospital Co., Ltd. [Member]
Material accounting policies (Details) [Line Items]
Equity interest subject to contractual agreements			3.00%	3.00%
Shanghai Pengai Aesthetic Medical General Outpatient Clinic Co., Ltd. [Member]
Material accounting policies (Details) [Line Items]
Equity interest subject to contractual agreements			15.00%	15.00%
Shenzhen Pengai Xiuqi Aesthetic Medical Hospital Co., Ltd. [Member]
Material accounting policies (Details) [Line Items]
Equity interest subject to contractual agreements			12.00%	12.00%
Guangzhou Pengai Aesthetic Medical Hospital Co. Ltd. [Member]
Material accounting policies (Details) [Line Items]
Equity interest subject to contractual agreements			24.00%	24.00%
Ms. Ding Wenting [Member]
Material accounting policies (Details) [Line Items]
Equity interest subject to contractual agreements			25.00%	25.00%
Exit Payment Agreement [Member] | Peak Asia Investment Holdings V Limited (ADV) [Member]
Material accounting policies (Details) [Line Items]
Financial liabilities (in Dollars) | $								$ 2.7	$ 2.7
Exercise price of warrant (in Yuan Renminbi per share) | ¥ / shares					¥ 4.67
Debt conversion original amount (in Dollars) | $				$ 0.6		$ 2.7
Bottom of Range [Member] | Medical licenses [Member]
Material accounting policies (Details) [Line Items]
Amortization period			2 years	2 years
Bottom of Range [Member] | Tradenames [Member]
Material accounting policies (Details) [Line Items]
Amortization period			19 years	19 years
Top of Range [Member] | Medical licenses [Member]
Material accounting policies (Details) [Line Items]
Amortization period			16 years	16 years
Top of Range [Member] | Tradenames [Member]
Material accounting policies (Details) [Line Items]
Amortization period			20 years	20 years
Top of Range [Member]
Material accounting policies (Details) [Line Items]
Allowable percentage of foreign investment in PRC medical institutions through joint venture entities			70.00%	70.00%
Bottom of Range [Member]
Material accounting policies (Details) [Line Items]
Percentage of equity interest historically held in PRC subsidiaries			70.00%	70.00%